T. ROWE PRICE Real Assets Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 90.1%
COMMUNICATION SERVICES 0.2%
Integrated Telecommunication Services 0.2%
Cellnex Telecom (EUR)  125,948 7,769
Total Communication Services 7,769
CONSUMER DISCRETIONARY 1.5%
Auto Parts & Equipment 0.1%
Magna International  36,468 2,744
2,744
Hotels, Resorts, & Cruise Lines 1.3%
Hilton Worldwide Holdings (1) 50,762 6,706
Huazhu Group, ADR (1) 194,500 8,920
Kyoritsu Maintenance (JPY)  295,700 11,508
Marriott International, Class A (1) 150,380 22,270
Whitbread (GBP) (1) 237,979 10,581
59,985
Tires & Rubber 0.1%
Bridgestone (JPY)  68,300 3,231
3,231
Total Consumer Discretionary 65,960
CONSUMER STAPLES 0.3%
Agricultural Products 0.2%
Darling Ingredients (1) 144,700 10,404
10,404
Packaged Foods & Meat 0.1%
Sanderson Farms  24,495 4,610
4,610
Total Consumer Staples 15,014
ENERGY 9.0%
Coal & Consumable Fuels 0.3%
NAC Kazatomprom, GDR  379,963 13,360
13,360
Integrated Oil & Gas 3.2%
Chevron  310,910 31,542
Equinor (NOK)  1,341,517 34,116
Galp Energia (EUR)  2,286,371 25,969
TotalEnergies (EUR)  1,139,433 54,462
146,089

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas Equipment & Services 0.9%
Cactus, Class A  225,488 8,505
ChampionX (1) 366,929 8,205
Enerflex (CAD)  884,053 6,477
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530 (1)(2)(3)(4) 2,530,088 2,530
Halliburton  262,715 5,680
Liberty Oilfield Services, Class A (1) 187,803 2,278
Tenaris (EUR)  656,107 6,902
40,577
Oil & Gas Exploration & Production 4.1%
Aker BP (NOK)  314,053 10,179
ConocoPhillips  814,293 55,185
Devon Energy  626,974 22,264
EOG Resources  405,596 32,557
Hess  168,334 13,149
Lundin Energy (SEK)  396,258 14,710
Magnolia Oil & Gas, Class A  565,963 10,068
Pioneer Natural Resources  159,643 26,582
184,694
Oil & Gas Storage & Transportation 0.5%
Enbridge  152,206 6,057
TC Energy  258,908 12,451
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $112 (1)(2)(4) 37 170
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $2,704 (1)(2)(4) 759 3,484
22,162
Total Energy 406,882
INDUSTRIALS & BUSINESS SERVICES 8.6%
Aerospace & Defense 0.2%
BWX Technologies  45,395 2,445
Lockheed Martin  7,867 2,715
Northrop Grumman  8,958 3,226
Safran (EUR)  19,618 2,481
10,867
Agricultural & Farm Machinery 0.4%
AGCO  63,769 7,814
Deere  36,670 12,287
20,101
Airlines 0.5%
Alaska Air Group (1) 48,541 2,844

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Allegiant Travel (1) 14,594 2,853
Delta Air Lines (1) 66,936 2,852
Frontier Group Holdings (1) 180,800 2,855
JetBlue Airways (1) 184,078 2,815
Mesa Air Group (1) 40,548 311
Southwest Airlines (1) 53,544 2,754
Sun Country Airlines Holdings (1) 88,025 2,952
United Airlines Holdings (1) 58,303 2,773
23,009
Construction Machinery & Heavy Trucks 3.0%
Alamo Group  35,800 4,995
Caterpillar  304,303 58,417
Epiroc, Class A (SEK)  1,966,669 40,773
Epiroc, Class B (SEK)  589,615 10,443
Metso Outotec (EUR)  2,318,937 21,163
135,791
Diversified Support Services 0.1%
Copart (1) 22,746 3,155
3,155
Electrical Components & Equipment 0.8%
Hubbell  54,300 9,810
Legrand (EUR)  63,928 6,850
Rockwell Automation  10,727 3,154
Schneider Electric (EUR)  67,702 11,276
Shoals Technologies Group, Class A (1) 213,090 5,941
37,031
Human Resource & Employment Services 0.1%
Recruit Holdings (JPY)  58,700 3,588
3,588
Industrial Conglomerates 0.1%
3M  15,134 2,655
Roper Technologies  6,854 3,058
5,713
Industrial Machinery 2.2%
Atlas Copco, B Shares (SEK)  118,387 6,017
IMI (GBP)  161,719 3,595
Kadant  30,402 6,205
Sandvik (SEK)  1,994,303 45,562
Timken  74,700 4,887
Weir Group (GBP) (1) 1,418,692 32,025
98,291

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Railroads 0.6%
Canadian National Railway (CAD)  19,699 2,283
Canadian Pacific Railway  35,343 2,300
CSX  76,183 2,265
Norfolk Southern  36,854 8,817
Union Pacific  49,991 9,799
25,464
Research & Consulting Services 0.5%
ALS (AUD)  1,484,770 13,372
CoStar Group (1) 30,190 2,598
Leidos Holdings  25,914 2,491
Verisk Analytics  18,916 3,788
22,249
Trucking 0.1%
Knight-Swift Transportation Holdings  61,033 3,122
Old Dominion Freight Line  12,519 3,580
6,702
Total Industrials & Business Services 391,961
INFORMATION TECHNOLOGY 0.4%
Semiconductor Equipment 0.3%
Entegris  91,234 11,486
SUMCO (JPY)  206,000 4,110
15,596
Semiconductors 0.1%
Infineon Technologies (EUR)  60,784 2,486
2,486
Total Information Technology 18,082
MATERIALS 29.1%
Aluminum 1.0%
Constellium (1) 948,608 17,815
Granges (SEK)  1,596,252 19,174
Norsk Hydro (NOK)  1,423,165 10,623
47,612
Construction Materials 1.3%
Martin Marietta Materials  90,366 30,876
Vulcan Materials  178,638 30,219
61,095
Copper 1.7%
Antofagasta (GBP)  827,991 15,047
ERO Copper (CAD) (1) 1,318,167 23,374

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OZ Minerals (AUD)  1,122,714 18,026
Southern Copper  377,108 21,171
77,618
Diversified Metals & Mining 7.5%
Anglo American (GBP)  464,619 16,284
BHP Group (AUD)  4,898,700 130,834
BHP Group (GBP)  1,884,751 47,485
Boliden (SEK)  1,871,900 59,939
IGO (AUD)  2,617,427 16,404
MMC Norilsk Nickel (RUB)  50,664 15,112
Rio Tinto (AUD)  318,069 22,644
Rio Tinto (GBP)  496,371 32,538
341,240
Fertilizers & Agricultural Chemicals 0.2%
CF Industries Holdings  122,602 6,844
6,844
Forest Products 0.3%
Svenska Cellulosa, Class B (SEK)  438,715 6,799
West Fraser Timber (CAD)  70,133 5,907
12,706
Gold 5.1%
Alamos Gold, Class A (CAD)  495,246 3,562
Cia de Minas Buenaventura, ADR (1) 488,903 3,305
Dundee Precious Metals (CAD)  611,510 3,679
Franco-Nevada (CAD)  81,630 10,605
K92 Mining (CAD) (1) 3,164,044 15,213
Kirkland Lake Gold (CAD)  1,008,899 42,026
Northern Star Resources (AUD)  6,767,054 41,446
Perseus Mining (AUD) (1) 32,592,499 32,787
Polyus (RUB)  95,853 15,712
Pretium Resources (CAD) (1) 393,130 3,802
Royal Gold  26,360 2,517
Wesdome Gold Mines (CAD) (1) 6,530,424 52,332
Wheaton Precious Metals (CAD)  126,733 4,771
231,757
Industrial Gases 1.2%
Air Liquide (EUR)  74,131 11,873
Air Products & Chemicals  61,043 15,634
Linde  94,920 27,847
55,354

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metal & Glass Containers 0.2%
Ball  108,781 9,787
9,787
Paper Packaging 1.5%
Avery Dennison  54,266 11,244
International Paper  326,247 18,244
Mayr Melnhof Karton (EUR)  36,534 6,984
Packaging Corp. of America  167,045 22,959
Westrock  172,028 8,572
68,003
Paper Products 0.9%
Mondi (GBP)  684,255 16,768
Stora Enso, Class R (EUR)  424,609 7,072
UPM-Kymmene (EUR)  437,066 15,470
39,310
Precious Metals & Minerals 1.1%
Alrosa (RUB)  20,194,720 36,802
Impala Platinum Holdings (ZAR)  230,690 2,600
Sibanye Stillwater (ZAR)  2,820,722 8,567
47,969
Silver 0.4%
MAG Silver (1) 913,213 14,794
Pan American Silver  144,400 3,360
18,154
Specialty Chemicals 3.4%
Akzo Nobel (EUR)  156,352 17,084
Albemarle  139,940 30,643
Atotech (1) 266,018 6,424
Borregaard (NOK)  285,093 6,916
Croda International (GBP)  82,228 9,421
Koninklijke DSM (EUR)  54,741 10,947
PPG Industries  90,766 12,980
Quaker Chemical  22,615 5,376
RPM International  218,769 16,987
Sherwin-Williams  111,617 31,223
Shin-Etsu Chemical (JPY)  43,400 7,325
155,326
Steel 3.3%
Nippon Steel (JPY)  1,244,200 22,378
Nucor  223,411 22,004
Reliance Steel & Aluminum  390,346 55,593
Steel Dynamics  505,936 29,587

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vale (BRL)  1,351,584 18,825
148,387
Total Materials 1,321,162
METALS & MINING RELATED 0.0%
Gold & Silver 0.0%
Karora Resources (CAD) (1) 285,914 747
Total Metals & Mining Related 747
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Bluescape Opportunities Acquisition (1) 218,936 2,248
Total Miscellaneous 2,248
REAL ESTATE 38.3%
Diversified Real Estate Activities 1.2%
Heiwa Real Estate (JPY)  180,300 6,255
Mitsui Fudosan (JPY)  1,022,000 24,277
Sun Hung Kai Properties (HKD)  1,431,000 17,868
Tokyo Tatemono (JPY)  412,100 6,527
54,927
Diversified Real Estate Investment Trusts 1.1%
Essential Properties Realty Trust, REIT  60,091 1,678
Gecina (EUR)  39,522 5,317
PS Business Parks, REIT  156,191 24,481
STORE Capital, REIT  96,157 3,080
Sunlight Real Estate Investment Trust (HKD)  7,152,000 4,123
VEREIT, REIT  86,860 3,929
WP Carey, REIT  124,168 9,069
51,677
Equity Real Estate Investment Trusts (Reits) 0.3%
Kimco Realty, REIT  636,807 13,214
13,214
Health Care Real Estate Investment Trusts 2.7%
Healthcare Realty Trust, REIT  545,324 16,240
Healthcare Trust of America, Class A, REIT  566,457 16,801
Welltower, REIT  1,099,115 90,567
123,608
Hotel & Resort Real Estate Investment Trusts 2.1%
Apple Hospitality REIT, REIT  2,203,209 34,657
Hoshino Resorts REIT (JPY)  475 3,130
Host Hotels & Resorts, REIT (1) 441,438 7,209
Pebblebrook Hotel Trust, REIT  1,287,345 28,849

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sunstone Hotel Investors, REIT (1) 1,722,594 20,568
94,413
Industrial Real Estate Investment Trusts 6.0%
EastGroup Properties, REIT  139,894 23,311
Goodman Group (AUD)  866,913 13,339
Industrial & Infrastructure Fund Investment (JPY)  6,509 11,860
Innovative Industrial Properties, REIT  2,329 538
Lexington Realty Trust, REIT  30,354 387
Mapletree Industrial Trust (SGD)  2,328,109 4,758
Mitsui Fudosan Logistics Park (JPY)  2,074 10,982
Prologis, REIT  972,172 121,940
Rexford Industrial Realty, REIT  541,337 30,721
Summit Industrial Income REIT (CAD)  1,375,161 22,626
Terreno Realty, REIT  527,191 33,334
273,796
Office Real Estate Investment Trusts 4.8%
Alexandria Real Estate Equities, REIT  344,275 65,781
Centuria Office REIT (AUD)  3,050,671 5,490
Daiwa Office Investment (JPY)  1,684 11,364
Derwent London (GBP)  339,068 15,711
Douglas Emmett, REIT  1,240,195 39,203
Great Portland Estates (GBP)  1,310,432 13,153
Highwoods Properties, REIT  223,896 9,820
Inmobiliaria Colonial Socimi (EUR)  605,947 5,876
Kilroy Realty, REIT  501,240 33,187
SL Green Realty, REIT  267,497 18,949
218,534
Real Estate Development 0.4%
Howard Hughes (1) 214,913 18,872
18,872
Real Estate Operating Companies 2.0%
China Resources Mixc Lifestyle Services (HKD)  1,131,600 6,225
CTP (EUR)  539,651 11,722
Fabege (SEK)  784,911 11,839
Hongkong Land Holdings  1,876,900 8,965
Kojamo (EUR)  633,000 13,144
LEG Immobilien (EUR)  109,245 15,431
PSP Swiss Property (CHF)  43,447 5,235
Shurgard Self Storage (EUR)  174,294 9,569
Wharf Real Estate Investment (HKD)  1,337,000 6,869
88,999
Residential Real Estate Investment Trusts 9.0%
American Campus Communities, REIT  604,734 29,299

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apartment Income REIT, REIT  390,563 19,063
AvalonBay Communities, REIT  301,279 66,776
Camden Property Trust, REIT  558,578 82,374
Canadian Apartment Properties REIT (CAD)  172,388 8,045
Equity LifeStyle Properties, REIT  863,892 67,470
Equity Residential, REIT  821,097 66,443
Essex Property Trust, REIT  203,285 64,998
UNITE Group (GBP)  433,132 6,335
410,803
Retail Real Estate Investment Trusts 3.9%
Acadia Realty Trust, REIT  1,902,870 38,837
Agree Realty, REIT  4,751 315
CapitaLand Integrated Commercial Trust (SGD)  7,473,300 11,128
Federal Realty Investment Trust, REIT  130,603 15,410
Japan Metropolitan Fund Invest (JPY)  7,282 6,992
Lendlease Global Commercial REIT (SGD)  9,065,500 5,796
National Retail Properties, REIT  48,454 2,093
Realty Income, REIT  84,720 5,495
Regency Centers, REIT  552,106 37,173
Scentre Group (AUD)  4,819,974 10,259
Simon Property Group, REIT  333,855 43,391
Spirit Realty Capital, REIT  14,636 674
177,563
Specialized Real Estate Investment Trusts 4.8%
Big Yellow Group (GBP)  305,904 5,754
CubeSmart, REIT  1,107,505 53,659
EPR Properties, REIT  37,213 1,837
Equinix, REIT  104,121 82,269
Public Storage, REIT  186,068 55,281
Rayonier, REIT  63,781 2,276
SBA Communications, REIT  44,287 14,640
215,716
Total Real Estate 1,742,122
UTILITIES 1.5%
Electric Utilities 0.6%
Iberdrola (EUR)  495,189 4,982
IDACORP  43,300 4,476
NextEra Energy  93,424 7,336
Terna (EUR)  630,664 4,476
Xcel Energy  108,041 6,752
28,022
Multi-Utilities 0.9%
Ameren  117,837 9,545

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CMS Energy  140,699 8,404
Dominion Energy  122,552 8,949
Sempra Energy  64,641 8,177
WEC Energy Group  85,922 7,578
42,653
Total Utilities 70,675
Total Miscellaneous Common Stocks  1.1% (5) 49,872
Total Common Stocks (Cost $3,235,174) 4,092,494
CONVERTIBLE PREFERRED STOCKS 1.2%
CONSUMER STAPLES 0.2%
Agricultural Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(4) 146,876 9,130
Total Consumer Staples 9,130
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $689 (1)(2)(4) 699,536 699
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $970 (1)(2)(4) 983,766 984
Total Industrials & Business Services 1,683
MATERIALS 0.1%
Copper 0.1%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(4) 64,540 3,736
Total Materials 3,736
METALS & MINING RELATED 0.2%
Other 0.2%
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143 (1)
(2)(4) 696,477 9,143
Total Metals & Mining Related 9,143
UTILITIES 0.7%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  323,086 16,519

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern, Series A, 6.75%, 8/1/22  275,062 13,873
Total Utilities 30,392
Total Convertible Preferred Stocks (Cost $44,039) 54,084
EQUITY MUTUAL FUNDS 4.0%
SPDR Dow Jones REIT ETF  99,129 10,451
SPDR S&P Homebuilders ETF  784,260 56,278
SPDR S&P Oil & Gas Exploration & Production ETF  1,086,549 105,091
VanEck Vectors Oil Services ETF  51,214 10,090
Total Equity Mutual Funds (Cost $138,727) 181,910
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.2%
T. Rowe Price Treasury Reserve Fund, 0.05% (6)(7) 188,820,566 188,821
188,821
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 0.03%, 12/30/21 (8) 12,215,000 12,214
12,214
Total Short-Term Investments (Cost $201,034) 201,035
Total Investments in Securities 99.7%
(Cost $3,618,974) $ 4,529,523
Other Assets Less Liabilities 0.3% 11,353
Net Assets 100.0% $ 4,540,876
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $29,876 and represents 0.7% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
(6) Seven-day yield
(7) Affiliated Companies
(8) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 744 S&P/TSX 60 Index contracts 12/21 140,518 $ (3,924)
Short, 550 U.S. Treasury Notes ten year contracts 12/21 (72,385) 974
Short, 75 Ultra U.S. Treasury Bonds contracts 12/21 (14,330) 437
Long, 853 Xae Energy Index contracts 12/21 46,181 4,116
Net payments (receipts) of variation margin to date (3,024)
Variation margin receivable (payable) on open futures contracts $ (1,421)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Treasury Reserve
Fund, 0.05% $ 6,641  ¤  ¤ $ 188,821^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $188,821.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Real Assets Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Real Assets Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F176-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,455,871 $ 1,630,439 $ 6,184 $ 4,092,494
Convertible Preferred Stocks — 30,392 23,692 54,084
Equity Mutual Funds 181,910 — — 181,910
Short-Term Investments 188,821 12,214 — 201,035
Total Securities 2,826,602 1,673,045 29,876 4,529,523
Futures Contracts* 5,527 — — 5,527
Total $ 2,832,129 $ 1,673,045 $ 29,876 $ 4,535,050
Liabilities
Futures Contracts* $ 3,924 $ — $ — $ 3,924
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.